FOR USE BY BANKS ONLY
                                                           January 2, 1998
                             DREYFUS MUNICIPAL
                              BOND FUND, INC.
                        Supplement to Prospectus
                         Dated January 2, 1998

        All mutual fund shares involve certain investment risks, including the possible loss of principal.
                                                              054s0198BNK